Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2020	$ 15,012	$ 977,261	$ 39,877	$ 95,856	$ (2,846)	$ (1,087,049)	$ 23,099	$ (8,087)
Net loss	(52,982)					(52,305)	(52,305)	(677)
Foreign currency translation reserve	(83)				(83)		(83)
Reclassification of exchange differences on translation of foreign operations to consolidated statement of operations (note 6)	(44)				(44)		(44)
Share-based payments expense (note 8b)	1,866		1,866				1,866
Share-based compensation paid in cash (note 8b)	(21)		(21)				(21)
Ending balance at Jun. 30, 2021	(36,252)	977,261	41,722	95,856	(2,973)	(1,139,354)	(27,488)	(8,764)
Beginning balance at Dec. 31, 2021	33,881	979,849	44,109	95,856	(3,010)	(1,074,167)	42,637	(8,756)
Net loss	(17,389)					(16,536)	(16,536)	(853)
Foreign currency translation reserve	4				4		4
Share-based payments expense (note 8b)	1,156		1,156				1,156
Ending balance at Jun. 30, 2022	$ 17,652	$ 979,849	$ 45,265	$ 95,856	$ (3,006)	$ (1,090,703)	$ 27,261	$ (9,609)